(Losses)/earnings per share	9 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
(Losses)/earnings per share

10. (Losses)/earnings per share

	Three Months Ended		Nine Months Ended
	March 31, 2022 Cents	March 31, 2021 Cents	March 31, 2022 Cents	March 31, 2021 Cents
(Losses) per share
(in cents)
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(3.28)	(4.39)	(10.78)	(12.99)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(3.28)	(4.39)	(10.78)	(12.99)

(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(3.28)	(4.39)	(10.78)	(12.99)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(3.28)	(4.39)	(10.78)	(12.99)

(c) Reconciliation of (losses) used in calculating (losses) per share
(in U.S. dollars, in thousands)
Basic (losses) per share
(Losses) attributable to the ordinary equity holders of the company used in calculating basic (losses) per share:
From continuing operations	(21,302)	(26,515)	(69,892)	(76,751)

Diluted (losses) per share
(Losses) from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic (losses) per share	(21,302)	(26,515)	(69,892)	(76,751)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(21,302)	(26,515)	(69,892)	(76,751)

	Three Months Ended		Nine Months Ended
	March 31, 2022 (In Shares)	March 31, 2021 (In Shares)	March 31, 2022 (In Shares)	March 31, 2021 (In Shares)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	649,559,952	604,448,893	648,563,467	590,987,164
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	649,559,952	604,448,893	648,563,467	590,987,164

Options granted to employees and warrants are considered to be potential ordinary shares. These securities have been excluded from the determination of basic losses per share in the three and nine months ended March 31, 2022 and 2021. Shares that may be paid as contingent consideration have also been excluded from basic losses per share. They have been excluded from the calculation of diluted losses per share because they are anti-dilutive for the three and nine months ended March 31, 2022 and 2021.